RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Due from related parties	$ 944	$ 873
Contract asset	209	250
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	1,583	1,141
Long-term receivables	495	396
Financial instrument assets	867	823
Due from related parties	956	881
Contract asset	283	315
Total	$ 4,184	$ 3,556